Financial Liabilities at Fair Value through Profit or Loss - Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities mandatorily measured at fair value through profit or loss
Contingent consideration of acquisition of subsidiaries	$ 1,374,290	$ 60,664
Convertible promissory note	5,670,000
Warrants	824,797
Financial liabilities mandatorily measured at fair value through profit or loss, Current	7,869,087	60,664
Financial liabilities mandatorily measured at fair value through profit or loss
Convertible promissory note	1,431,000
Financial liabilities mandatorily measured at fair value through profit or loss, Non-Current	$ 9,300,087